Document and Entity Information Document	Oct. 06, 2020	Sep. 28, 2020	Aug. 25, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 06, 2020
Entity Registrant Name	BEIGENE, LTD.
Entity Central Index Key			0001651308
Amendment Flag			false
Entity Incorporation, State or Country Code	E9
Entity File Number	001-37686
Entity Tax Identification Number	98-1209416
Entity Address, Address Line One	c/o Mourant Governance Services (Cayman) Limited
Entity Address, Address Line Two	4 Solaris Avenue, Camana Bay
Entity Address, City or Town		Grand Cayman
Entity Address, Postal Zip Code	KY1-1108
City Area Code	(345)
Entity Address, Country	KY
Local Phone Number	949-4123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing 13 Ordinary Shares, par value $0.0001 per share
Trading Symbol	BGNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information [Line Items]
Entity Registrant Name	BEIGENE, LTD.
Document Period End Date	Oct. 06, 2020
Entity Address, Address Line One	c/o Mourant Governance Services (Cayman) Limited
Entity Address, Address Line Two	4 Solaris Avenue, Camana Bay
Entity Address, City or Town		Grand Cayman
Entity Address, Postal Zip Code	KY1-1108
Entity Address, Country	KY
City Area Code	(345)
Local Phone Number	949-4123
Pre-commencement Issuer Tender Offer	false
Entity Addresses [Line Items]
Entity Address, City or Town		Grand Cayman
Entity Address, Address Line Three